Stock-based Compensation - Summary of restricted stock units (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, beginning balance	10,678,818
Outstanding, ending balance		10,678,818
Outstanding, Ending balance, Shares	$ 8.11	$ 8.17
RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, beginning balance	10,678,818
Number of RSUs Outstanding Granted	3,937,226	11,421,216
Number of RSUs Outstanding, Vested	(828,680)	(585,623)
Number of RSUs Outstanding, Forfeited	(328,562)	(156,775)
Outstanding, ending balance	13,458,802	10,678,818
Weighted- Average Grant Date Fair Value Per Share, Beginning balance	$ 9.2	$ 0
Grant-date fair value	4.25	9.2
Weighted Average Grant Date Fair Value Per Share, Vested	8.64	9.2
Weighted Average Grant Date Fair Value Per Share, Forfeited	9.23	9.08
Weighted- Average Grant Date Fair Value Per Share, Ending balance	$ 7.78	9.2
Outstanding, Ending balance, Shares		$ 9.2